 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON August 14, 2015

 REGISTRATION NOS. 333 -191476
 811 -22894

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 38	[X]
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
AMENDMENT NO. 41	[X]

INVESTMENT MANAGERS SERIES TRUST II
(Exact Name of Registrant as Specified in Charter)
235 W. Galena Street
Milwaukee, WI 53212

(Address of Principal Executive Offices, including Zip Code)
Registrant's Telephone Number, Including Area Code: (414) 299-2295

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212

(Name and Address of Agent for Service)

COPIES TO:
Michael Glazer, Esq.
Morgan Lewis and Bockius, LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485; or
[X]	on September 15, 2015, pursuant to paragraph (b) of Rule 485; or
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485;
[ ]	on _________ pursuant to paragraph (a)(1) of Rule 485; or
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on _________ pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on _________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment (“PEA”) to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed PEA No. 12 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933 on December 11, 2014 for the purpose of establishing the Vivaldi Merger Arbitrage Fund as a new series of the Registrant. PEA No. 12 was originally scheduled to become effective on February 24, 2015 and subsequently extended to March 25, 2015, April 23, 2015, May 21, 2015, June 21, 2015, July 19, 2015 and August 16, 2015 pursuant to the filings of PEA No. 17, PEA No. 18, PEA No. 22, PEA No. 24, PEA No. 26 and PEA No. 30. This PEA incorporates by reference the information contained in Parts A, B and C of PEA No. 12 to the Registrant’s Registration Statement filed on December 11, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 14th day of August, 2015.

INVESMENT MANAGERS SERIES TRUST

By:	/s/ TERRENCE GALLAGHER
Terrance Gallagher, President and
Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on the 14th day of August, 2015, by the following persons in the capacities set forth below.

Signature	Title
†
Thomas Knipper	Trustee
†
Kathleen K. Shkuda	Trustee
†
Larry D. Tashjian	Trustee
†
John P. Zader	Trustee
†
Eric M. Banhazl /s/ RITA DAM	Trustee and Vice President
Rita Dam	Treasurer and Principal Financial and Accounting Officer

† By	/s/ RITA DAM

Attorney-in-fact, pursuant to power of attorney previously filed with Post-Effective Amendment No. 9 filed on October 17, 2014.